Supplemental Balance Sheet Information - Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts
Balance, beginning of period	$ 486	$ 210	$ 210	$ 98
Additions	847	368	705	261	$ 213
Write-offs	(538)	(61)	(429)	(149)	(115)
Balance, end of period	$ 795	$ 517	$ 486	$ 210	$ 98